Note 7 - Land, Property and Equipment - Land, Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Balance	$ 3,300
Balance	2,953	$ 3,300
Balance	(2,953)	(3,300)
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	5,229	4,956
Additions		306
Disposition	(1)	(162)
Impact of foreign currency translation	3	129
Disposition	(1)	(162)
Balance	5,231	5,229
Disposition	1	162
Impact of foreign currency translation	(3)	(129)
Balance	(5,231)	(5,229)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(1,929)
Disposition	1	162
Impact of foreign currency translation	(4)	(37)
Disposition	1	162
Balance	(2,278)	(1,929)
Balance		1,723
Depreciation	346	331
Disposition	(1)	(162)
Impact of foreign currency translation	4	37
Balance	2,278	1,929
Land [member]
Statement Line Items [Line Items]
Balance	1,107
Balance	1,104	1,107
Balance	(1,104)	(1,107)
Land [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	1,107	1,072
Additions		0
Disposition	0	0
Impact of foreign currency translation	(3)	35
Disposition	0	0
Balance	1,104	1,107
Disposition	(0)	(0)
Impact of foreign currency translation	3	(35)
Balance	(1,104)	(1,107)
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(0)
Disposition	0	0
Impact of foreign currency translation	(0)	(0)
Disposition	0	0
Balance	(0)	(0)
Balance		0
Depreciation	0	0
Disposition	0	0
Impact of foreign currency translation	0	0
Balance	0	0
Buildings and camp structures [member]
Statement Line Items [Line Items]
Balance	1,486
Balance	1,325	1,486
Balance	(1,325)	(1,486)
Buildings and camp structures [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	2,433	2,356
Additions		0
Disposition	0	0
Impact of foreign currency translation	(6)	77
Disposition	0	0
Balance	2,427	2,433
Disposition	(0)	(0)
Impact of foreign currency translation	6	(77)
Balance	(2,427)	(2,433)
Buildings and camp structures [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(947)
Disposition	0	0
Impact of foreign currency translation	5	(30)
Disposition	0	0
Balance	(1,102)	(947)
Balance		760
Depreciation	160	157
Disposition	0	0
Impact of foreign currency translation	(5)	30
Balance	1,102	947
Office equipment [member]
Statement Line Items [Line Items]
Balance	11
Balance	6	11
Balance	(6)	(11)
Office equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	217	212
Additions		12
Disposition	(1)	0
Impact of foreign currency translation	6	(7)
Disposition	(1)	0
Balance	222	217
Disposition	1	(0)
Impact of foreign currency translation	(6)	7
Balance	(222)	(217)
Office equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(206)
Disposition	1	0
Impact of foreign currency translation	(6)	7
Disposition	1	0
Balance	(216)	(206)
Balance		199
Depreciation	5	14
Disposition	(1)	0
Impact of foreign currency translation	6	(7)
Balance	216	206
Right-of-use assets [member]
Statement Line Items [Line Items]
Balance	368
Balance	280	368
Balance	(280)	(368)
Right-of-use assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	451	548
Additions		63
Disposition	0	(162)
Impact of foreign currency translation	4	2
Disposition	0	(162)
Balance	455	451
Disposition	(0)	162
Impact of foreign currency translation	(4)	(2)
Balance	(455)	(451)
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(83)
Disposition	0	162
Impact of foreign currency translation	(1)	(1)
Disposition	0	162
Balance	(175)	(83)
Balance		145
Depreciation	91	99
Disposition	0	(162)
Impact of foreign currency translation	1	1
Balance	175	83
Exploration equipment [Member]
Statement Line Items [Line Items]
Balance	127
Balance	97	127
Balance	(97)	(127)
Exploration equipment [Member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	398	316
Additions		75
Disposition	0	0
Impact of foreign currency translation	2	7
Disposition	0	0
Balance	400	398
Disposition	(0)	(0)
Impact of foreign currency translation	(2)	(7)
Balance	(400)	(398)
Exploration equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(271)
Disposition	0	0
Impact of foreign currency translation	(2)	(3)
Disposition	0	0
Balance	(303)	(271)
Balance		246
Depreciation	30	22
Disposition	0	0
Impact of foreign currency translation	2	3
Balance	303	271
Vehicles [member]
Statement Line Items [Line Items]
Balance	201
Balance	141	201
Balance	(141)	(201)
Vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	623	452
Additions		156
Disposition	0	0
Impact of foreign currency translation	0	15
Disposition	0	0
Balance	623	623
Disposition	(0)	(0)
Impact of foreign currency translation	0	(15)
Balance	(623)	(623)
Vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(422)
Disposition	0	0
Impact of foreign currency translation	(0)	(10)
Disposition	0	0
Balance	(482)	(422)
Balance		373
Depreciation	60	39
Disposition	0	0
Impact of foreign currency translation	0	10
Balance	$ 482	$ 422